Stockholders’ Equity	6 Months Ended
Jun. 30, 2012
Equity [Abstract]
Stockholders’ Equity

NOTE 4 – STOCKHOLDERS’ EQUITY

Preferred Stock

The Company is authorized to issue 10,000,000 shares of its $0.001 par value preferred stock.

On October 4, 2010, the Company’s board of directors authorized Series A Convertible Preferred Stock. The Series A Convertible Preferred stock has a liquidation preference of $1.25 per share and is not entitled to dividends. The Series A Convertible Preferred stock may be converted on a 1:1 basis into shares of common stock at any time at the option of the holder, subject to adjustments for stock dividends, combinations or splits. The Series A Convertible Preferred stock has protective provisions. As long as any Series A Convertible Preferred shares are outstanding, this Corporation shall not, without first obtaining approval of the holders of at least two-thirds of the outstanding Series A Convertible Preferred which is entitled, other than solely by law, to vote with respect to the matter, and which Series A Preferred represents at least two-thirds of the voting power of the then outstanding Series A Convertible Preferred: (a) sell, convey or otherwise dispose of or encumber all or substantially all of its property or business or merge into or consolidate with any other corporation (other than a wholly-owned subsidiary corporation) or effect any transaction or series of related transactions in which more than fifty percent (50%) of the voting power of the Corporation is disposed of; (b) alter or change the rights, preferences or privileges of the Series A Convertible Preferred so as to affect adversely the Series A Convertible Preferred; (c) increase or decrease (other than by redemption or conversion) the total number of authorized shares of preferred stock; (d) authorize or issue, or obligate itself to issue, any other equity security, including any other security convertible into or exercisable for any equity security (i) having a preference over, or being on a parity with, the Series A Convertible Preferred with respect to dividends or upon liquidation, or (ii) having rights similar to any of the rights of the Preferred Stock; or amend the Corporation’s Articles of Incorporation or bylaws.

On September 30, 2010, the Company issued 2,000,000 shares of Series A Convertible Preferred stock in exchange for extinguishment of $1,700,000 in debt.

As of June 30, 2012, there have been no other issuances of preferred stock.

Common Stock

The Company is authorized to issue 100,000,000 shares of its $0.001 par value common stock.

On March 15, 2012, the Company filed an S-8 registration statement covering 3,000,000 shares (“S-8 Shares”) of common stock to be registered for sale to attorneys, consultants and employees pursuant to the 2012 Non-Qualified Consultant Stock Compensation Plan.

During the six months ended June 30, 2012, the Company issued the following shares of $0.001 par value common stock:

·	150,000 shares for a stock option exercised by a former executive officer for cash of $1,500.

·	45,250 shares for a stock option exercised by a former officer for cash of $453.

·	3,500 shares for a stock option exercised by an independent contractor for cash of $35.

·	500,000 shares to an attorney as payment for accounts payable valued at $60,000. These shares were part of the S-8 shares discussed above.

·	533,333 units consisting of one (1) share of common stock at $0.15 per share and one (1) callable warrant to purchase one share of common stock at $0.50 per share for a period of up to three years for cash.

·	1,000,000 shares of common stock as reimbursement to an executive officer for having transferred personal shares to a former executive officer of the Company valued at $2,000,000. This obligation was incurred and expensed in 2011.

·	The Company settled an existing related party payable, amounting to $23,000 for 100,000 shares of common stock,

·	195,000 shares of common stock to an executive officer in lieu of payment for unpaid compensation valued at $23,400.

·	600,000 shares of common stock to a board member for services rendered as a member of the board valued at $54,000.

·	75,000 shares of common stock to a financial advisory firm per a contract valued at $6,750.

·	50,000 shares of common stock to general counsel per a contract valued at $4,500.

·	732,047 shares of common stock as payment for accounts payable valued at $121,230. These shares were part of the S-8 shares discussed above.

·	5,333,333 units consisting of one (1) share of common stock at $0.15 per share and one (1) callable warrant to purchase one share of common stock at $0.50 per share for a period of up to five years for cash. The Company may call up to 1/3 of the original number of shares issuable upon exercise after the common stock closing bid price remains at a price greater than $1.00 per share for at least ten consecutive days and at least 100,000 shares have traded on each of such 10 trading days. The Company may call up to 2/3 of the original number of shares issuable upon exercise after the common stock closing bid price remains at a price greater than $1.50 per share for at least ten consecutive days and at least 100,000 shares have traded on each of such trading days. The Company may call up to 100% of the original number of shares issuable upon exercise after the common stock closing bid price remains at a price greater than $2.00 per share for at least ten consecutive days and at least 100,000 shares have traded on each of such trading days.

·	40,000 shares for exercise of a stock option of a former executive officer valued at $400.

·	40,000 shares for exercise of a stock option for a consultant valued at $400.